Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
The estimated economic service lives of our asset groups are as follows:

Asset Group	Range of Years
Power generation	1 to 36
Buildings and improvements	4 to 40
Office and other equipment	3 to 20
A summary of our property, plant and equipment is as follows:

(amounts in millions)	December 31, 2016	December 31, 2015
Power generation	$7,537	$8,178
Buildings and improvements	944	956
Office and other equipment	98	101
Property, plant and equipment	8,579	9,235
Accumulated depreciation	(1,458)	(888)
Property, plant and equipment, net	$7,121	$8,347

Interest Costs Incurred and Interest Capitalized for Construction in Progress
The following table summarizes total interest costs incurred and interest capitalized related to costs of construction projects in process:

	Year Ended December 31,
(amounts in millions)	2016	2015	2014
Total interest costs incurred	$556	$487	$187
Capitalized interest	$10	$12	$9

Impairment Charges
During the years ended December 31, 2016 and 2015, we recognized the following impairments in our consolidated statements of operations:

Facility	Fair Value	2016	2015
Stuart (1)	$—	$56	$—
Newton FGD (2)	$—	148	—
Baldwin (3)	$97	645	—
Wood River (4)	$—	—	74
Brayton Point (5)	$86	—	25
Total		$849	$99
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(1)	On-going required maintenance and environmental capital expenditures combined with consistently poor reliability and a determination that the facility would experience recurring negative cash flows.

(2)	The flue gas desulfurization (“FGD”) systems construction project at our Newton generation facility was terminated.

(3)	Units failed to recover their basic operating costs in the most recent MISO auction.

(4)	Primarily attributable to its uneconomic operation stemming from a poorly designed wholesale capacity market and increased environmental costs.

(5)	Temperate weather had a significant impact on the facility’s remaining cash flows, as the facility will retire in June 2017.